Derivatives - Additional Information (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Derivative [Line Items]
Net gain in accumulated other comprehensive income expected to be reclassified into earnings within the next 12 months	$ 2,538	¥ 211,000
The maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions	approximately 14 months	approximately 14 months